Supplemental Financial Information - Earnings Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Line Items]
Income (loss) from continuing operations	$ (53)		$ 2		$ (465)
Less: Net income (loss) attributable to non-controlling interests	63		46		50
Income (loss) from continuing operations attributable to stockholders	(116)		(44)		(515)
Income (loss) from discontinued operations attributable to stockholders	1		434		59
Net income (loss) attributable to stockholders	$ (115)		$ 390		$ (456)
Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands):
Weighted average number of shares outstanding (after deduction of treasury shares), Basic and diluted	248,064		248,812		229,280
Basic and diluted EPS attributable to stockholders in $:
Income (loss) from continuing operations	$ (0.46)	[1]	$ (0.17)	[1]	$ (2.25)	[1]
Income (loss) from discontinued operations			$ 1.74	[1]	$ 0.26	[1]
Net income (loss)	$ (0.46)	[1]	$ 1.57	[1]	$ (1.99)	[1]

[1]	In 2012, 32,394,794 securities (2011: 27,789,634 securities; 2010: 24,350,650 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been anti-dilutive for the periods presented.